UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices)  (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: August 31, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / AUGUST 31, 2009

Legg Mason

Western Asset

California Municipals Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California State personal income taxes as is consistent with prudent investment management and the preservation of capital.*

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners California Municipals Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy remained weak during the six-month reporting period ended August 31, 2009, there were indications that the worst may be over. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 2.7% and 5.4%, respectively. The economic contraction accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the news was relatively better during the second quarter, as GDP declined 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, more than seven million jobs have been shed and we have experienced twenty-one consecutive months of job losses. In addition, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable and sales of single-family homes increased for the fourth straight month in July 2009. In addition, while home prices have continued to fall, the pace of the decline has generally moderated. Other recent economic news also seemed to be “less negative” or, in some cases, actually positive. For example, job losses in September were 263,000, substantially lower than the monthly losses earlier in the year. Elsewhere, inflation remained low, manufacturing expanded in August for the first time in eighteen months and durable goods orders in July posted their largest increase in two years.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent

Legg Mason Western Asset California Municipals Fund	I

Letter from the chairman continued

in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its August 2009 meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 1.00% and 3.02%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.97% and 3.40%. Over the six months ended August 31, 2009, longer-term yields moved higher due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

The municipal bond market slightly lagged its taxable bond counterpart over the six months ended August 31, 2009. Over that period, the Barclays Capital Municipal Bond Indexiv and the Barclays Capital U.S. Aggregate Indexv returned 5.61% and 5.95%, respectively. While municipal securities outperformed the taxable market during four of the six months of the reporting period, it was not enough to overcome the relative underperformance of the tax-free bond market in March and June.

Performance review

For the six months ended August 31, 2009, Class A shares of Legg Mason Western Asset California Municipals Fund, excluding sales charges, returned 5.64%. The Fund’s unmanaged benchmark, the Barclays Capital California Municipal Bond Indexvi, returned 5.60% for the same period. The Lipper California Municipal Debt Funds Category Average1 returned 6.83% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 124 funds in the Fund’s Lipper category, and excluding sales charges.

II	Legg Mason Western Asset California Municipals Fund

PERFORMANCE SNAPSHOT as of August 31, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
California Municipals Fund — Class A Shares	5.64%
Barclays Capital California Municipal Bond Index	5.60%
Lipper California Municipal Debt Funds Category Average[1]	6.83%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class B shares returned 5.34%, Class C shares returned 5.36% and Class I shares returned 5.72% over the six months ended August 31, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.

The 30-Day SEC Yields for the period ended August 31, 2009 for Class A, B, C and I shares were 4.29%, 3.90%, 3.92% and 4.55%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)

As of the Fund’s most current prospectus dated June 28, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 0.69%, 1.25%, 1.25% and 0.52%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 124 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Western Asset California Municipals Fund	III

Letter from the chairman continued

website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 5, 2009

IV	Legg Mason Western Asset California Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower-rated, higher-yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Barclays Capital (formerly Lehman Brothers) California Municipal Bond Index is a market value weighted index of California investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

Legg Mason Western Asset California Municipals Fund	V

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of August 31, 2009 and February 28, 2009 and do not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2009 and held for the six months ended August 31, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	5.64%	$1,000.00	$1,056.40	0.69%	$3.58
Class B	5.34	1,000.00	1,053.40	1.27	6.57
Class C	5.36	1,000.00	1,053.60	1.24	6.42
Class I	5.72	1,000.00	1,057.20	0.55	2.85

[1]	For the six months ended August 31, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.73	0.69%	$3.52
Class B	5.00	1,000.00	1,018.80	1.27	6.46
Class C	5.00	1,000.00	1,018.95	1.24	6.31
Class I	5.00	1,000.00	1,022.43	0.55	2.80

[1]	For the six months ended August 31, 2009.

[2]

Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

August 31, 2009

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 100.5%
	Education — 3.3%
	California EFA Revenue:
$1,020,000	5.500% due 7/1/15	$921,407
2,980,000	Claremont University Center, 5.000% due 3/1/24	3,009,144
8,320,000	Occidental College, 5.300% due 10/1/38	8,685,081
3,000,000	California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, NATL/FGIC, 5.000% due 5/1/31	2,632,200
	California Municipal Finance Authority Revenue, Biola University:
2,500,000	5.800% due 10/1/28	2,424,200
2,000,000	5.875% due 10/1/34	1,910,380
5,545,000	California State University Revenue, Refunding, FSA, 5.000% due 11/1/37	5,511,453
1,000,000	Fullerton University Foundation, Auxiliary Organization Revenue, NATL, 5.750% due 7/1/30	1,021,660
	Total Education	26,115,525
	Health Care — 12.1%
7,500,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare, 6.250% due 8/1/39	7,515,975
	California Health Facilities Financing Authority Revenue:
10,000,000	Adventist Health System, 5.750% due 9/1/39	9,681,000
2,500,000	Marshall Hospital, CMI, 5.250% due 11/1/18	2,500,975
	Providence Health & Services:
3,750,000	6.500% due 10/1/38	4,079,212
6,000,000	5.500% due 10/1/39	6,013,500
	Sutter Health, FSA:
510,000	5.125% due 8/15/17	510,071
520,000	5.250% due 8/15/27	520,016
	Unrefunded Balance:
2,050,000	Catholic-2005-A, NATL, 5.125% due 7/1/24	1,958,099
1,870,000	NATL, 5.000% due 8/15/19	1,874,413
	California Statewide CDA, Revenue:
	Catholic Healthcare West:
5,000,000	5.500% due 7/1/30	4,765,300
6,000,000	5.625% due 7/1/35	5,585,400
17,475,000	Enloe Medical Center, CMI, 6.250% due 8/15/33	18,290,383
10,000,000	FHA, Methodist Hospital Project, 6.750% due 2/1/38	10,912,700
	Health Facility:
4,000,000	Adventist Health System, 5.000% due 3/1/35	3,452,320
6,035,000	Los Angeles Jewish Home for the Aging, CMI, 5.000% due 11/15/37	5,370,909

See Notes to Financial Statements.

4	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Health Care — 12.1% continued
$11,000,000	St. Joseph Health System, NATL, 5.125% due 7/1/24	$11,015,070
1,000,000	Modesto, CA, Health Facilities Revenue, Memorial Hospital Association, NATL, 5.125% due 6/1/17	1,001,590
	Total Health Care	95,046,933
	Housing — 6.5%
	California Housing Finance Agency Revenue:
	Home Mortgage:
15,000,000	5.050% due 2/1/29(a)	12,460,800
10,000,000	5.550% due 8/1/33(a)	8,890,700
3,000,000	4.700% due 8/1/36(a)	2,262,480
2,000,000	4.800% due 8/1/36(a)	1,526,960
15,000,000	4.800% due 8/1/37(a)	11,626,050
2,500,000	5.600% due 8/1/38(a)	2,212,775
9,160,000	5.500% due 8/1/42(a)	8,929,809
	Capital Appreciation:
155,000	Zero coupon bond to yield 11.493% due 8/1/16	71,452
145,000	FHA, zero coupon bond to yield 10.751% due 8/1/15	79,196
10,000	MGIC, 10.250% due 2/1/14	10,090
665,000	MFH III, NATL, 5.850% due 8/1/17(a)	666,423
	Single-Family Mortgage Purchase:
65,000	4.800% due 8/1/12(a)	65,100
900,000	NATL, 5.375% due 8/1/21(a)	862,155
155,000	California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, GNMA/FNMA-Collateralized, 6.000% due 12/1/31(a)	155,654
660,000	San Francisco, CA, City & County RDA Multi-Family Revenue, 1045 Mission Apartments, GNMA-Collateralized, 5.200% due 12/20/17(a)	659,961
	Total Housing	50,479,605
	Industrial Revenue — 3.9%
5,250,000	Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue, 5.750% due 6/1/29	4,814,932
1,500,000	California PCFA Revenue, San Diego Gas & Electric Co., 6.800% due 6/1/15(a)	1,611,555
	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue:
4,500,000	5.250% due 11/15/23	4,109,040
7,500,000	5.000% due 11/15/24	6,580,275
7,500,000	Southern California Public Power Authority, Project Number 1, 5.250% due 11/1/27	7,112,025

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Revenue — 3.9% continued
$6,000,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.625% due 10/1/29	$6,116,580
	Total Industrial Revenue	30,344,407
	Leasing — 17.8%
2,000,000	Anaheim, CA, COP, Regular Fixed Option Bonds, NATL, 6.200% due 7/16/23	1,965,200
2,500,000	California State Public Works Board, Lease Revenue, Department of Corrections, NATL, 5.000% due 9/1/21	2,422,700
1,820,000	Castaic Lake, CA, Water Agency Revenue, COP, NATL, 5.000% due 8/1/36	1,709,872
4,000,000	Cucamonga County, CA, Water District, COP, NATL/FGIC, 5.125% due 9/1/31	3,904,640
770,000	Eastern Municipal Water District, CA, Water & Sewer Revenue COP, NATL/FGIC, 6.750% due 7/1/12	824,093
15,000	Escondido, CA, Union High School District, COP, NATL/FGIC, 5.000% due 9/1/37	13,761
15,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, Refunding, Enhanced Asset Backed, FGIC, 5.000% due 6/1/38	13,009,650
	Lodi, CA, Wastewater Systems Revenue, COP:
	FSA:
2,750,000	5.000% due 10/1/32	2,731,272
2,000,000	5.000% due 10/1/37	1,929,740
1,720,000	NATL, 5.000% due 10/1/23	1,763,292
20,000,000	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue, 5.125% due 8/15/22	20,351,400
4,000,000	Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, 5.000% due 9/1/38	3,766,880
15,000,000	Modesto, CA, Irrigation District, COP, Capital Improvements, 5.750% due 10/1/34	15,478,350
2,000,000	Monrovia, CA, Financing Authority Lease Revenue, Hillside Wilderness Preserve, AMBAC, 5.125% due 12/1/31	2,056,740
1,925,000	Morgan Hill, CA, COP, Refunding, Water Improvement Projects, FSA, 5.125% due 6/1/21	1,972,182
4,500,000	Palm Springs, CA, Financing Authority Lease Revenue, Convention Center Project, NATL, 5.500% due 11/1/29	4,424,310
	Riverside County, CA, COP, Historic Courthouse Project:
2,320,000	5.000% due 11/1/23	2,346,750
2,705,000	5.000% due 11/1/28	2,685,064
	San Francisco, CA, City & County, COP, San Bruno Jail No. 3, AMBAC:
14,000,000	5.250% due 10/1/26	14,138,040
5,000,000	5.250% due 10/1/33	5,008,600

See Notes to Financial Statements.

6	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Leasing — 17.8% continued
	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus:
$5,000,000	5.000% due 7/15/33	$4,843,950
2,000,000	5.000% due 7/15/36	1,908,920
	Santa Ana, CA:
2,875,000	Financing Authority Lease Revenue, Police Administration & Holding Facility, NATL, 6.250% due 7/1/24	2,936,352
5,000,000	USD, COP, Refunding, NATL, 5.250% due 4/1/37	4,728,600
2,795,000	Solano County, CA, COP, Capital Improvement Program, AMBAC, 5.000% due 11/15/19	2,829,937
5,340,000	Southern California Water Replenishment District Revenue, COP, 6.000% due 8/1/38	5,641,283
	Stockton, CA, PFA Lease Revenue, Parking & Capital Projects, NATL/FGIC:
2,000,000	5.125% due 9/1/30	1,828,520
1,900,000	5.250% due 9/1/34	1,695,940
10,000,000	Virgin Islands Public Finance Authority Revenue, Senior Lien, 5.500% due 10/1/18	10,051,900
	Total Leasing	138,967,938
	Local General Obligation — 2.1%
2,000,000	Adelanto, CA, School District, GO, Capital Appreciation, NATL/FGIC, zero coupon bond to yield 6.700% due 9/1/18	1,283,660
3,000,000	Placentia-Yorba Linda, CA, GO, USD, NATL/FGIC, 5.500% due 8/1/27	3,207,000
10,000,000	Sacramento, CA, Area Flood Control Agency, Consolidated Capital Assessment District, BHAC, 5.625% due 10/1/37	10,646,300
1,000,000	San Diego, CA, GO, Public Safety Communication Project, 6.650% due 7/15/11	1,087,450
	Total Local General Obligation	16,224,410
	Other — 3.4%
17,900,000	ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jackson Laboratory, 5.750% due 7/1/37	16,650,043
	California Infrastructure & Economic Development Bank, Revenue, Salvation Army Western, AMBAC:
2,120,000	5.000% due 9/1/27	2,134,925
3,065,000	5.000% due 9/1/28	3,072,172
5,550,000	Pomona, CA, PFA Revenue, Merged Redevelopment Project, Tax Allocation, NATL, 5.000% due 2/1/21	4,936,614
	Total Other	26,793,754
	Power — 10.3%
16,610,000	Chula Vista, CA, IDR, San Diego Gas & Electric Co., 5.875% due 2/15/34	16,860,479
25,000,000	Imperial Irrigation District Electric Revenue, 5.125% due 11/1/38	24,904,500

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Power — 10.3% continued
$7,000,000	Long Beach, CA, Bond Finance Authority, Natural Gas Purchase, 5.500% due 11/15/37	$6,129,900
25,000,000	M-S-R Energy Authority, CA, 6.500% due 11/1/39(b)	25,229,000
7,500,000	Puerto Rico Electric Power Authority, Power Revenue, 5.375% due 7/1/24	7,812,300
	Total Power	80,936,179
	Pre-Refunded/Escrowed to Maturity — 21.5%
	California Health Facilities Financing Authority Revenue, Kaiser Permanente:
1,750,000	5.250% due 10/1/14(c)	1,762,145
3,500,000	FSA, 5.000% due 6/1/18(c)	3,544,695
2,000,000	California State University Foundation Revenue, Monterey Bay, NATL, 5.350% due 6/1/31(d)	2,165,320
270,000	Contra Costa County, CA, Home Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 7.750% due 5/1/22(a)(c)	339,927
20,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 6.750% due 6/1/39(d)	23,520,800
2,190,000	Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, FSA, 6.250% due 8/1/11(a)(c)	2,299,040
70,000	Martinez, CA, Home Mortgage Revenue, UGRIC, 10.750% due 2/1/16(c)	90,353
2,670,000	Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL, 5.800% due 8/1/23(c)	3,083,930
3,325,000	Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized, 8.300% due 12/1/13(a)(c)	4,066,142
6,000,000	Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, NATL, zero coupon bond to yield 11.625% due 10/1/16(c)	4,924,680
300,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, NATL-IBC, 6.250% due 7/1/13(c)	352,443
2,000,000	Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL, 6.368% due 7/1/22(c)	2,348,180
	Riverside County, CA, Single-Family Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized:
2,620,000	8.300% due 11/1/12(a)(c)	3,113,294
1,000,000	7.800% due 5/1/21(a)(c)	1,367,080
1,500,000	Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized, 8.000% due 7/1/16(a)(c)	1,967,430
2,000,000	San Bernardino County, CA, COP, Capital Facilities Project, 6.875% due 8/1/24(c)	2,611,080
70,000	San Francisco, CA, Airport Improvement Corp. Lease Revenue, United Airlines Inc., 8.000% due 7/1/13(c)	80,637

See Notes to Financial Statements.

8	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pre-Refunded/Escrowed to Maturity — 21.5% continued
	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Senior Lien:
$5,000,000	Zero coupon bond to yield 7.700% due 1/1/14(c)	$4,523,050
60,000,000	Zero coupon bond to yield 7.750% due 1/1/16(c)	50,069,400
17,500,000	Zero coupon bond to yield 7.750% due 1/1/17(c)	13,473,775
25,000,000	Zero coupon bond to yield 7.750% due 1/1/18(c)	18,467,500
20,000,000	Zero coupon bond to yield 7.750% due 1/1/19(c)	14,155,400
4,310,000	San Marcos, CA, PFA, Public Facilities Revenue, zero coupon bond to yield 6.000% due 1/1/19(c)	2,943,558
210,000	Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project, 10.300% due 3/1/11(c)	229,433
1,250,000	Sequoia, CA, Hospital District Revenue, 5.375% due 8/15/23(c)	1,383,213
5,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24(d)	5,371,750
	Total Pre-Refunded/Escrowed to Maturity	168,254,255
	Solid Waste/Resource Recovery — 0.2%
1,900,000	El Centro, CA, Financing Authority Water & Wastewater Revenue, AMBAC, 5.125% due 10/1/27	1,559,615
250,000	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds, 6.000% due 12/1/14	265,655
	Total Solid Waste/Resource Recovery	1,825,270
	Special Tax Obligation — 8.9%
5,000,000	Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, NATL, 5.500% due 9/1/33	5,166,150
	Folsom Public Financing Authority, Special Tax Revenue, AMBAC:
2,240,000	5.000% due 9/1/21	2,075,763
1,135,000	5.000% due 9/1/22	1,044,609
1,845,000	5.000% due 9/1/23	1,680,629
6,485,000	Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, NATL, 5.125% due 8/1/31	5,265,301
6,500,000	La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC, 5.125% due 9/1/32	5,623,605
3,250,000	Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, FSA, 5.500% due 9/1/14	3,256,858
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
9,000,000	5.750% due 8/1/37	9,245,790
10,000,000	6.000% due 8/1/42	10,463,100
2,500,000	Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, FSA, Refunding, 5.250% due 9/1/20	2,520,925
2,800,000	Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, FSA, 5.250% due 9/1/18	2,804,872

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Special Tax Obligation — 8.9% continued
$5,500,000	San Francisco, CA, Bay Area Rapid Transit, District Sales Tax Revenue, Unrefunded Balance, AMBAC, 5.000% due 7/1/28	$5,555,055
1,500,000	Santa Margarita-Dana Point, CA, Authority Revenue, Water Improvement Districts 3, 3A, 4, & 4A, NATL, 7.250% due 8/1/14	1,709,610
2,000,000	South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, NATL, 7.000% due 9/1/10	2,104,900
	Turlock, CA, Public Financing Authority, Tax Allocation Revenue, FSA:
4,635,000	5.000% due 9/1/30	4,823,505
4,305,000	5.000% due 9/1/36	4,388,947
2,695,000	Whittier, CA, Public Financing Authority Revenue, Refunding, AMBAC, 5.000% due 11/1/30	2,170,580
	Total Special Tax Obligation	69,900,199
	State General Obligation — 0.1%
1,000,000	California State, GO, Veterans Bonds, 9.500% due 2/1/10	1,031,910
	Transportation — 8.2%
4,175,000	Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, 5.000% due 4/1/34	4,256,538
1,250,000	Fresno, CA, Airport Revenue, FSA, 5.500% due 7/1/30	1,262,437
16,000,000	Los Angeles, CA, Harbor Department Revenue, 5.250% due 8/1/39	16,171,680
	Sacramento County, CA, Airport System Revenue:
5,000,000	FSA, 5.750% due 7/1/24(a)	5,128,250
20,000,000	PFC/Grant, 6.000% due 7/1/35	20,409,800
	San Francisco, CA, City & County, Airports Commission, International Airport Revenue:
10,000,000	6.750% due 5/1/11(a)(e)	10,551,000
6,000,000	Refunding, 5.250% due 5/1/26	6,146,340
	Total Transportation	63,926,045
	Water & Sewer — 2.2%
6,000,000	Clovis, CA, Sewer Revenue, NATL, 5.200% due 8/1/28	6,009,720
2,790,000	La Puente, CA, Public Financing Authority, Sewer Revenue, FSA, 5.000% due 12/1/37	2,791,646
3,205,000	San Luis Obispo County, CA, Financing Authority Revenue, Lopez Dam Improvement, NATL, 5.375% due 8/1/30	3,147,599
5,000,000	Western Municipal Water District Facilities Authority, CA, Water Revenue, 5.000% due 10/1/39	4,992,051
	Total Water & Sewer	16,941,016
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $748,359,270)	786,787,446

See Notes to Financial Statements.

10	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 0.5%
	General Obligation — 0.4%
$2,900,000	Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, FSA, LOC-Wachovia Bank N.A., 0.100%, 9/1/09(f)	$2,900,000
	Health Care — 0.1%
700,000	California Health Facilities Financing Authority Revenue, Adventist Health System West, LOC-U.S. Bank N.A., 0.100%, 9/1/09(f)	700,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,600,000)	3,600,000
	TOTAL INVESTMENTS — 101.0% (Cost — $751,959,270#)	790,387,446
	Liabilities in Excess of Other Assets — (1.0)%	(7,718,786)
	TOTAL NET ASSETS — 100.0%	$782,668,660

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is issued on a when-issued basis.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Maturity date shown represents the mandatory tender date.

(f)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	11

Schedule of investments (unaudited) continued

August 31, 2009

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Abbreviations used in this schedule:
ABAG	—Association of Bay Area Governor
AMBAC	—American Municipal Bond Assurance Corporation — Insured Bonds
BHAC	—Berkshire Hathaway Assurance Corporation — Insured Bonds
CDA	—Community Development Authority
CMI	—California Mortgage Insurance Program — Insured Bonds
COP	—Certificate of Participation
EFA	—Educational Facilities Authority
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FHA	—Federal Housing Administration
FNMA	—Federal National Mortgage Association
FSA	—Financial Security Assurance — Insured Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
HFA	—Housing Finance Authority
IBC	—Insured Bond Certificates
IDR	—Industrial Development Revenue
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MGIC	—Mortgage Guaranty Insurance Corporation — Insured Bonds
NATL	—National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—Pollution Control Finance Authority
PFA	—Public Facilities Authority
PFC	—Public Facilities Corporation
RDA	—Redevelopment Agency
RIBS	—Residual Interest Bonds
SAVRS	—Selected Auction Variable Rate Securities
UGRIC	—United Guaranty Residential Insurance Company — Insured Bonds
USD	—Unified School District

RATINGS TABLE*
S&P/Moody’s**
AAA/Aaa	25.2%
AA/Aa	31.7
A	37.6
BBB/Baa	3.9
A-1/VMIG1	0.5
NR	1.1
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 13 and 14 for definitions of ratings.

See Notes to Financial Statements.

12	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	13

Bond ratings (unaudited) continued

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.

14	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

August 31, 2009

ASSETS:
Investments, at value (Cost — $751,959,270)	$790,387,446
Receivable for securities sold	11,427,961
Interest receivable	8,850,310
Receivable for Fund shares sold	677,855
Prepaid expenses	40,349
Total Assets	811,383,921
LIABILITIES:
Payable for securities purchased	24,353,250
Payable for Fund shares repurchased	3,470,863
Investment management fee payable	324,010
Distributions payable	295,800
Distribution fees payable	140,976
Trustees’ fees payable	29,347
Due to custodian	20,208
Accrued expenses	80,807
Total Liabilities	28,715,261
TOTAL NET ASSETS	$782,668,660
NET ASSETS:
Par value (Note 7)	$501
Paid-in capital in excess of par value	790,734,392
Undistributed net investment income	1,533,424
Accumulated net realized loss on investments and futures contracts	(48,027,833)
Net unrealized appreciation on investments	38,428,176
TOTAL NET ASSETS	$782,668,660
Shares Outstanding:
Class A	43,541,956
Class B	1,272,652
Class C	4,840,551
Class I	419,527
Net Asset Value:
Class A (and redemption price)	$15.63
Class B*	$15.61
Class C*	$15.59
Class I (and redemption price)	$15.63
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$16.32

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended August 31, 2009

INVESTMENT INCOME:
Interest	$21,917,026
EXPENSES:
Investment management fee (Note 2)	1,954,311
Distribution fees (Notes 2 and 5)	845,029
Transfer agent fees (Note 5)	71,837
Shareholder reports (Note 5)	28,753
Legal fees	27,290
Registration fees	27,110
Audit and tax	17,912
Insurance	6,715
Trustees’ fees	6,260
Custody fees	3,108
Miscellaneous expenses	4,547
Total Expenses	2,992,872
NET INVESTMENT INCOME	18,924,154
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,582,192)
Futures contracts	5,350,434
Net Realized Gain	1,768,242
Change in Net Unrealized Appreciation/Depreciation From:
Investments	25,855,007
Futures contracts	(3,752,797)
Change in Net Unrealized Appreciation/Depreciation	22,102,210
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	23,870,452
INCREASE IN NET ASSETS FROM OPERATIONS	$42,794,606

See Notes to Financial Statements.

16	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

Statements of changes in net assets

FOR THE SIX MONTHS ENDED AUGUST 31, 2009 (unaudited) AND THE YEAR ENDED FEBRUARY 28, 2009	August 31	February 28
OPERATIONS:
Net investment income	$18,924,154	$37,421,752
Net realized gain (loss)	1,768,242	(28,584,372)
Change in net unrealized appreciation/depreciation	22,102,210	(10,443,028)
Increase (Decrease) in Net Assets From Operations	42,794,606	(1,605,648)
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(18,798,262)	(37,133,154)
Net realized gains	(753,009)	—
Decrease in Net Assets From Distributions to Shareholders	(19,551,271)	(37,133,154)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	35,152,011	258,832,700
Reinvestment of distributions	17,329,991	26,979,949
Cost of shares repurchased	(95,300,078)	(191,002,164)
Increase (Decrease) in Net Assets From Fund Share Transactions	(42,818,076)	94,810,485
INCREASE (DECREASE) IN NET ASSETS	(19,574,741)	56,071,683
NET ASSETS:
Beginning of period	802,243,401	746,171,718
End of period*	$782,668,660	$802,243,401
*Includes undistributed net investment income of:	$1,533,424	$1,407,532

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	17

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.17	$15.74	$16.60	$16.32	$16.52	$16.92
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.37	0.73	0.72	0.73	0.71	0.72
Net realized and unrealized gain (loss)	0.47	(0.58)	(0.86)	0.27	(0.21)	(0.39)
Total income (loss) from operations	0.84	0.15	(0.14)	1.00	0.50	0.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.72)	(0.72)	(0.72)	(0.70)	(0.73)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions	(0.38)	(0.72)	(0.72)	(0.72)	(0.70)	(0.73)
NET ASSET VALUE, END OF PERIOD	$15.63	$15.17	$15.74	$16.60	$16.32	$16.52
Total return[5]	5.64%	0.96%	(0.94)%	6.27%	3.11%	2.03%
NET ASSETS, END OF PERIOD (MILLIONS)	$681	$702	$657	$689	$669	$697
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.69%[6]	0.68%	0.70%	0.69%[7]	0.70%	0.69%
Net expenses	0.69 [6]	0.68 [8,9]	0.68 [8,9,10]	0.69 [7,8]	0.70 [8]	0.69 [8]
Net investment income	4.84 [6]	4.66	4.39	4.41	4.33	4.35
PORTFOLIO TURNOVER RATE	23%	58%	33%	16%	8%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	For a share of capital stock outstanding prior to April 16, 2007.

[5]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.67%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets was limited to 0.68% from March 2, 2007 to July 1, 2008.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

18	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.15	$15.72	$16.58	$16.30	$16.49	$16.90
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.33	0.64	0.63	0.64	0.62	0.63
Net realized and unrealized gain (loss)	0.46	(0.57)	(0.86)	0.28	(0.20)	(0.40)
Total income (loss) from operations	0.79	0.07	(0.23)	0.92	0.42	0.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.64)	(0.63)	(0.64)	(0.61)	(0.64)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions	(0.33)	(0.64)	(0.63)	(0.64)	(0.61)	(0.64)
NET ASSET VALUE, END OF PERIOD	$15.61	$15.15	$15.72	$16.58	$16.30	$16.49
Total return[5]	5.34%	0.41%	(1.47)%	5.74%	2.63%	1.44%
NET ASSETS, END OF PERIOD (MILLIONS)	$20	$23	$32	$46	$72	$101
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.27%[6]	1.23%	1.23%	1.20%[7]	1.23%	1.22%
Net expenses	1.27 [6]	1.22 [8,9]	1.21 [8,9,10]	1.19 [7,8]	1.23 [8]	1.22 [8]
Net investment income	4.25 [6]	4.11	3.85	3.91	3.79	3.82
PORTFOLIO TURNOVER RATE	23%	58%	33%	16%	8%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[5]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.19% and 1.18%, respectively.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets was limited to 1.21% from March 2, 2007 to July 1, 2008.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2009	2008[3]	2007[4]	2006[4]	2005[4]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.13	$15.70	$16.56	$16.28	$16.48	$16.88
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.33	0.64	0.63	0.63	0.62	0.63
Net realized and unrealized gain (loss)	0.47	(0.58)	(0.87)	0.28	(0.21)	(0.39)
Total income (loss) from operations	0.80	0.06	(0.24)	0.91	0.41	0.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.63)	(0.62)	(0.63)	(0.61)	(0.64)
Net realized gains	(0.01)	—	—	—	—	—
Total distributions	(0.34)	(0.63)	(0.62)	(0.63)	(0.61)	(0.64)
NET ASSET VALUE, END OF PERIOD	$15.59	$15.13	$15.70	$16.56	$16.28	$16.48
Total return[5]	5.36%	0.38%	(1.52)%	5.69%	2.54%	1.46%
NET ASSETS, END OF PERIOD (MILLIONS)	$75	$71	$54	$55	$55	$59
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.24%[6]	1.24%	1.25%	1.25%[7]	1.26%	1.26%
Net expenses	1.24 [6]	1.24	1.25 [8]	1.24 [7,9]	1.26 [9]	1.25 [9]
Net investment income	4.28 [6]	4.10	3.82	3.86	3.77	3.79
PORTFOLIO TURNOVER RATE	23%	58%	33%	16%	8%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the year ended February 29, 2008.

[4]	For a share of capital stock outstanding for the periods prior to April 16, 2007.

[5]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.23% and 1.22%, respectively.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED FEBRUARY 28, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2009	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$15.17	$15.74	$16.61
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.38	0.74	0.70
Net realized and unrealized gain (loss)	0.47	(0.56)	(0.84)
Total income (loss) from operations	0.85	0.18	(0.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.75)	(0.73)
Net realized gains	(0.01)	—	—
Total distributions	(0.39)	(0.75)	(0.73)
NET ASSET VALUE, END OF PERIOD	$15.63	$15.17	$15.74
Total return[4]	5.72%	1.11%	(0.90)%
NET ASSETS, END OF PERIOD (MILLIONS)	$7	$6	$3
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.55%[5]	0.52%	0.58%[5]
Net expenses	0.55 [5]	0.52 [6]	0.54 [5,6,7,8]
Net investment income	4.98 [5]	4.81	4.37 [5]
PORTFOLIO TURNOVER RATE	23%	58%	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2009 (unaudited).

[3]	For the period March 2, 2007 (inception date) to February 29, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets was limited to 0.55% from March 2, 2007 to July 1, 2008.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset California Municipals Fund (formerly known as Legg Mason Partners California Municipals Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through October 26, 2009, the issuance date of the financial statements.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

22	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$786,787,446	—	$786,787,446
Short-term investments†	—	3,600,000	—	3,600,000
Total	—	$790,387,446	—	$790,387,446

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Purchasing such securities involves the risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and its current value is determined in the same manner as for other securities.

(d) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(h) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

24	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million and 0.48% of the Fund’s average daily net assets in excess $500 million. This fee is calculated daily and paid monthly.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2009, LMIS and its affiliates received sales charges of approximately $53,000 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS A	CLASS B	CLASS C
CDSCs	$15,000	$8,000	$7,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of the Independent trustees’ fees earned until a later date specified by the Independent Trustees. The deferred fees earn a return based on notional investments selected by the Independent Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

in the Statement of Operations under Trustees’ fees. Under the plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of August 31, 2009, the Fund had accrued $9,627 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended August 31, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$179,602,381
Sales	202,280,441

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$53,985,680
Gross unrealized depreciation	(15,557,504)
Net unrealized appreciation	$38,428,176

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$5,350,434	—	$5,350,434

26	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures contracts	$(3,752,797)	—	$(3,752,797)

As of August 31, 2009, the Fund did not have any derivative instruments but had an average market value of $40,045,604 on futures contracts (to sell) during the six months ended August 31, 2009.

5. Class specific expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$519,239	$55,490	$23,042
Class B	69,528	7,951	2,757
Class C	256,262	7,612	2,803
Class I	—	784	151
Total	$845,029	$71,837	$28,753

6. Distributions to shareholders by class

	SIX MONTHS ENDED AUGUST 31, 2009	YEAR ENDED FEBRUARY 28, 2009
Net Investment Income:
Class A	$16,634,700	$32,996,239
Class B	451,897	1,136,266
Class C	1,554,172	2,724,531
Class I	157,493	276,118
Total	$18,798,262	$37,133,154
Net Realized Gains:
Class A	$657,803	—
Class B	19,818	—
Class C	69,546	—
Class I	5,842	—
Total	$753,009	—

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

7. Shares of beneficial interest

At August 31, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED AUGUST 31, 2009		YEAR ENDED FEBRUARY 28, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,714,581	$26,094,582	14,073,207	$220,679,872
Shares issued on reinvestment	999,765	15,303,002	1,552,224	23,811,774
Shares repurchased	(5,431,809)	(82,741,843)	(11,136,054)	(166,434,544)
Net increase (decrease)	(2,717,463)	$(41,344,259)	4,489,377	$78,057,102
Class B
Shares sold	41,884	$642,136	112,572	$1,749,696
Shares issued on reinvestment	27,571	421,187	53,752	827,646
Shares repurchased	(316,288)	(4,833,053)	(687,439)	(10,631,240)
Net decrease	(246,833)	$(3,769,730)	(521,115)	$(8,053,898)
Class C
Shares sold	481,370	$7,317,424	1,943,374	$30,753,853
Shares issued on reinvestment	94,486	1,442,521	137,355	2,100,817
Shares repurchased	(426,979)	(6,506,055)	(817,720)	(12,157,596)
Net increase	148,877	$2,253,890	1,263,009	$20,697,074
Class I
Shares sold	72,098	$1,097,869	351,453	$5,649,279
Shares issued on reinvestment	10,721	163,281	15,634	239,712
Shares repurchased	(79,563)	(1,219,127)	(120,333)	(1,778,784)
Net increase	3,256	$42,023	246,754	$4,110,207

8. Capital loss carryforward

As of February 28, 2009, the Fund had a net capital loss carryforward of approximately $14,489,091, of which $13,071,188 expires in 2013 and $1,417,903 expires in 2014. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned

28	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the

30	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the

32	Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report

matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Legg Mason Western Asset California Municipals Fund 2009 Semi-Annual Report	33

Legg Mason Western Asset

California Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Western Asset California Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset California Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0434 10/09 SR09-912

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: November 2, 2009

By:	/S/ FRANCES M. GUGGINO
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: November 2, 2009